March 27, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Life Series Funds
File Nos. 002-98409 and 811-04325

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the First Investors Life Series Government Fund and First Investors Life Series Investment Grade Fund (the “Funds”), each a series of First Investors Life Series Funds.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on March 8, 2013 (Accession Number: 0000898432-13-000446), which is incorporated herein by reference.

           If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Mary Carty
Russell Shepherd
First Investors Management Company, Inc.